Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Supplemental Condensed Consolidated Balance Sheet

Supplemental Condensed Consolidated Balance Sheet as at 31 December 2018

	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
ASSETS
Non-current assets
Property, plant and equipment	-	-	15,761	-	15,761
Intangible assets	-	-	8,433	-	8,433
Subsidiaries	14,892	572	1,682	(17,146)	-
Investments accounted for using the equity method	-	-	1,163	-	1,163
Advances to subsidiaries and parent undertakings	-	3,550	-	(3,550)	-
Other financial assets	-	-	23	-	23
Other receivables	-	-	181	-	181
Derivative financial instruments	-	-	30	-	30
Deferred income tax assets	-	-	71	-	71
Total non-current assets	14,892	4,122	27,344	(20,696)	25,662

Current assets
Inventories	-	-	3,061	-	3,061
Trade and other receivables	-	-	4,074	-	4,074
Advances to subsidiaries and parent undertakings	1,233	-	507	(1,740)	-
Current income tax recoverable	-	-	15	-	15
Derivative financial instruments	-	-	15	-	15
Cash and cash equivalents	411	-	1,935	-	2,346
Total current assets	1,644	-	9,607	(1,740)	9,511

Total assets	16,536	4,122	36,951	(22,436)	35,173

EQUITY
Capital and reserves attributable to the Company’s equity holders	16,029	1,950	15,196	(17,146)	16,029
Non-controlling interests	-	-	525	-	525
Total equity	16,029	1,950	15,721	(17,146)	16,554

LIABILITIES
Non-current liabilities
Interest-bearing loans and borrowings	-	2,098	6,600	-	8,698
Derivative financial instruments	-	16	2	-	18
Deferred income tax liabilities	-	-	2,209	-	2,209
Other payables	-	-	472	-	472
Advances from subsidiary and parent undertakings	-	-	3,550	(3,550)	-
Retirement benefit obligations	-	-	424	-	424
Provisions for liabilities	-	-	719	-	719
Total non-current liabilities	-	2,114	13,976	(3,550)	12,540

Current liabilities
Trade and other payables	-	21	4,588	-	4,609
Advances from subsidiary and parent undertakings	507	-	1,233	(1,740)	-
Current income tax liabilities	-	-	443	-	443
Interest-bearing loans and borrowings	-	37	581	-	618
Derivative financial instruments	-	-	41	-	41
Provisions for liabilities	-	-	368	-	368
Total current liabilities	507	58	7,254	(1,740)	6,079

Total liabilities	507	2,172	21,230	(5,290)	18,619

Total equity and liabilities	16,536	4,122	36,951	(22,436)	35,173

Supplemental Condensed Consolidated Balance Sheet as at 31 December 2017

	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
ASSETS
Non-current assets
Property, plant and equipment	-	-	13,094	-	13,094
Intangible assets	-	-	7,214	-	7,214
Subsidiaries	8,658	458	1,682	(10,798)	-
Investments accounted for using the equity method	-	-	1,248	-	1,248
Advances to subsidiaries and parent undertakings	-	3,627	-	(3,627)	-
Other financial assets	-	-	25	-	25
Other receivables	-	-	156	-	156
Derivative financial instruments	-	-	30	-	30
Deferred income tax assets	-	-	95	-	95
Total non-current assets	8,658	4,085	23,544	(14,425)	21,862

Current assets
Inventories	-	-	2,715	-	2,715
Trade and other receivables	-	4	3,626	-	3,630
Advances to subsidiaries and parent undertakings	6,141	-	704	(6,845)	-
Current income tax recoverable	-	-	165	-	165
Derivative financial instruments	-	4	30	-	34
Cash and cash equivalents	401	-	1,714	-	2,115
Assets held for sale	-	-	1,112	-	1,112
Total current assets	6,542	8	10,066	(6,845)	9,771

Total assets	15,200	4,093	33,610	(21,270)	31,633

EQUITY
Capital and reserves attributable to the Company’s equity holders	14,491	1,797	9,001	(10,798)	14,491
Non-controlling interests	-	-	486	-	486
Total equity	14,491	1,797	9,487	(10,798)	14,977

LIABILITIES
Non-current liabilities
Interest-bearing loans and borrowings	-	2,020	5,640	-	7,660
Derivative financial instruments	-	3	-	-	3
Deferred income tax liabilities	-	-	1,666	-	1,666
Other payables	-	-	226	-	226
Advances from subsidiary and parent undertakings	-	-	3,627	(3,627)	-
Retirement benefit obligations	-	-	377	-	377
Provisions for liabilities	-	-	693	-	693
Total non-current liabilities	-	2,023	12,229	(3,627)	10,625

Current liabilities
Trade and other payables	3	29	4,502	-	4,534
Advances from subsidiary and parent undertakings	704	-	6,141	(6,845)	-
Current income tax liabilities	-	-	458	-	458
Interest-bearing loans and borrowings	2	244	70	-	316
Derivative financial instruments	-	-	11	-	11
Provisions for liabilities	-	-	371	-	371
Liabilities associated with assets classified as held for sale	-	-	341	-	341
Total current liabilities	709	273	11,894	(6,845)	6,031

Total liabilities	709	2,296	24,123	(10,472)	16,656

Total equity and liabilities	15,200	4,093	33,610	(21,270)	31,633

Schedule of Supplemental Condensed Consolidated Income Statement

Supplemental Condensed Consolidated Income Statement

	Year ended 31 December 2018
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Revenue	-	-	26,790	-	26,790
Cost of sales	-	-	(18,152)	-	(18,152)
Gross profit	-	-	8,638	-	8,638
Operating income/(costs)	1,741	-	(8,202)	-	(6,461)
Group operating profit	1,741	-	436	-	2,177
Loss on disposals	(15)	-	(9)	-	(24)
Profit before finance costs	1,726	-	427	-	2,153
Finance costs	-	(224)	(346)	231	(339)
Finance income	1	231	33	(231)	34
Other financial expense	-	-	(46)	-	(46)
Share of subsidiaries’ profit before tax	71	115	-	(186)	-
Share of equity accounted investments’ profit	60	-	60	(60)	60
Profit before tax from continuing operations	1,858	122	128	(246)	1,862
Income tax expense	(426)	(32)	(394)	426	(426)
Group profit for the financial year from continuing operations	1,432	90	(266)	180	1,436
Profit after tax for the financial year from discontinued operations	1,085	-	1,085	(1,085)	1,085
Group profit for the financial year	2,517	90	819	(905)	2,521

Profit attributable to:
Equity holders of the Company
From continuing operations	1,432	90	(270)	180	1,432
From discontinued operations	1,085	-	1,085	(1,085)	1,085
Non-controlling interests
From continuing operations	-	-	4	-	4
Group profit for the financial year	2,517	90	819	(905)	2,521

Supplemental Condensed Consolidated Statement of Comprehensive Income
Group profit for the financial year	2,517	90	819	(905)	2,521
Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	277	63	213	(277)	276
Losses relating to cash flow hedges	(40)	-	(40)	40	(40)
Tax relating to cash flow hedges	5	-	5	(5)	5
	242	63	178	(242)	241
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	10	-	10	(10)	10
Tax relating to retirement benefit obligations	(1)	-	(1)	1	(1)
	9	-	9	(9)	9

Total other comprehensive income for the financial year	251	63	187	(251)	250

Total comprehensive income for the financial year	2,768	153	1,006	(1,156)	2,771

Attributable to:
Equity holders of the Company	2,768	153	1,003	(1,156)	2,768
Non-controlling interests	-	-	3	-	3
Total comprehensive income for the financial year	2,768	153	1,006	(1,156)	2,771

Supplemental Condensed Consolidated Income Statement

	Year ended 31 December 2017
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Revenue	-	-	25,220	-	25,220
Cost of sales	-	-	(16,903)	-	(16,903)
Gross profit	-	-	8,317	-	8,317
Operating income/(costs)	22	-	(6,244)	-	(6,222)
Group operating profit	22	-	2,073	-	2,095
Profit on disposals	-	-	56	-	56
Profit before finance costs	22	-	2,129	-	2,151
Finance costs	-	(235)	(308)	242	(301)
Finance income	2	242	10	(242)	12
Other financial expense	-	-	(60)	-	(60)
Share of subsidiaries’ profit before tax	1,754	83	-	(1,837)	-
Share of equity accounted investments’ profit	65	-	65	(65)	65
Profit before tax from continuing operations	1,843	90	1,836	(1,902)	1,867
Income tax expense	(55)	(29)	(26)	55	(55)
Group profit for the financial year from continuing operations	1,788	61	1,810	(1,847)	1,812
Profit after tax for the financial year from discontinued operations	107	-	107	(107)	107
Group profit for the financial year	1,895	61	1,917	(1,954)	1,919

Profit attributable to:
Equity holders of the Company
From continuing operations	1,788	61	1,786	(1,847)	1,788
From discontinued operations	107	-	107	(107)	107
Non-controlling interests
From continuing operations	-	-	24	-	24
Group profit for the financial year	1,895	61	1,917	(1,954)	1,919

Supplemental Condensed Consolidated Statement of Comprehensive Income
Group profit for the financial year	1,895	61	1,917	(1,954)	1,919
Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(1,015)	(186)	(890)	1,015	(1,076)
Gains relating to cash flow hedges	8	-	8	(8)	8
	(1,007)	(186)	(882)	1,007	(1,068)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	114	-	114	(114)	114
Tax on items recognised directly within other comprehensive income	(33)	-	(33)	33	(33)
	81	-	81	(81)	81

Total other comprehensive income for the financial year	(926)	(186)	(801)	926	(987)

Total comprehensive income for the financial year	969	(125)	1,116	(1,028)	932

Attributable to:
Equity holders of the Company	969	(125)	1,153	(1,028)	969
Non-controlling interests	-	-	(37)	-	(37)
Total comprehensive income for the financial year	969	(125)	1,116	(1,028)	932

Supplemental Condensed Consolidated Income Statement

	Year ended 31 December 2016
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Revenue	-	-	24,789	-	24,789
Cost of sales	-	-	(16,566)	-	(16,566)
Gross profit	-	-	8,223	-	8,223
Operating income/(costs)	20	-	(6,335)	-	(6,315)
Group operating profit	20	-	1,888	-	1,908
Profit on disposals	-	-	53	-	53
Profit before finance costs	20	-	1,941	-	1,961
Finance costs	-	(266)	(334)	275	(325)
Finance income	2	275	6	(275)	8
Other financial expense	-	-	(66)	-	(66)
Share of subsidiaries’ profit before tax	1,529	95	-	(1,624)	-
Share of equity accounted investments’ profit	42	-	42	(42)	42
Profit before tax from continuing operations	1,593	104	1,589	(1,666)	1,620
Income tax expense	(431)	(41)	(390)	431	(431)
Group profit for the financial year from continuing operations	1,162	63	1,199	(1,235)	1,189
Profit after tax for the financial year from discontinued operations	81	-	81	(81)	81
Group profit for the financial year	1,243	63	1,280	(1,316)	1,270

Schedule of Supplemental Condensed Consolidated Statement of Comprehensive Income

Supplemental Condensed Consolidated Statement of Comprehensive Income
Group profit for the financial year	2,517	90	819	(905)	2,521
Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	277	63	213	(277)	276
Losses relating to cash flow hedges	(40)	-	(40)	40	(40)
Tax relating to cash flow hedges	5	-	5	(5)	5
	242	63	178	(242)	241
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	10	-	10	(10)	10
Tax relating to retirement benefit obligations	(1)	-	(1)	1	(1)
	9	-	9	(9)	9

Total other comprehensive income for the financial year	251	63	187	(251)	250

Total comprehensive income for the financial year	2,768	153	1,006	(1,156)	2,771

Attributable to:
Equity holders of the Company	2,768	153	1,003	(1,156)	2,768
Non-controlling interests	-	-	3	-	3
Total comprehensive income for the financial year	2,768	153	1,006	(1,156)	2,771
Supplemental Condensed Consolidated Statement of Comprehensive Income
Group profit for the financial year	1,895	61	1,917	(1,954)	1,919
Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(1,015)	(186)	(890)	1,015	(1,076)
Gains relating to cash flow hedges	8	-	8	(8)	8
	(1,007)	(186)	(882)	1,007	(1,068)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	114	-	114	(114)	114
Tax on items recognised directly within other comprehensive income	(33)	-	(33)	33	(33)
	81	-	81	(81)	81

Total other comprehensive income for the financial year	(926)	(186)	(801)	926	(987)

Total comprehensive income for the financial year	969	(125)	1,116	(1,028)	932

Attributable to:
Equity holders of the Company	969	(125)	1,153	(1,028)	969
Non-controlling interests	-	-	(37)	-	(37)
Total comprehensive income for the financial year	969	(125)	1,116	(1,028)	932
Supplemental Condensed Consolidated Statement of Comprehensive Income

Group profit for the financial year	1,243	63	1,280	(1,316)	1,270

Other comprehensive income
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(71)	49	(131)	71	(82)
Gains relating to cash flow hedges	14	-	14	(14)	14
	(57)	49	(117)	57	(68)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	(61)	-	(61)	61	(61)
Tax on items recognised directly within other comprehensive income	3	-	3	(3)	3
	(58)	-	(58)	58	(58)

Total other comprehensive income for the financial year	(115)	49	(175)	115	(126)

Total comprehensive income for the financial year	1,128	112	1,105	(1,201)	1,144

Attributable to:
Equity holders of the Company	1,128	112	1,089	(1,201)	1,128
Non-controlling interests	-	-	16	-	16
Total comprehensive income for the financial year	1,128	112	1,105	(1,201)	1,144

Schedule of Supplemental Condensed Consolidated Statement of Cash Flow

Supplemental Condensed Consolidated Statement of Cash Flow

	Year ended 31 December 2018
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Cash flows from operating activities
Profit before tax from continuing operations	1,858	122	128	(246)	1,862
Profit before tax from discontinued operations	1,558	-	1,558	(1,558)	1,558
Profit before tax	3,416	122	1,686	(1,804)	3,420
Finance costs (net)	(1)	(7)	359	-	351
Share of subsidiaries’ profit before tax	(1,629)	(115)	-	1,744	-
Share of equity accounted investments’ profit	(60)	-	(60)	60	(60)
Loss/(profit) on disposals	15	-	(1,554)	-	(1,539)
Group operating profit	1,741	-	431	-	2,172
Depreciation charge	-	-	1,071	-	1,071
Amortisation of intangible assets	-	-	61	-	61
Impairment charge	-	-	56	-	56
Share-based payment (income)/expense	(13)	-	80	-	67
Other (primarily pension payments)	-	-	(67)	-	(67)
Net movement on working capital and provisions	-	(4)	(459)	-	(463)
Cash generated from operations	1,728	(4)	1,173	-	2,897
Interest paid (including finance leases)	-	(224)	(342)	231	(335)
Corporation tax paid	-	(32)	(631)	-	(663)
Net cash inflow/(outflow) from operating activities	1,728	(260)	200	231	1,899

Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	-	-	3,009	-	3,009
Interest received	1	231	33	(231)	34
Dividends received from equity accounted investments	-	-	48	-	48
Purchase of property, plant and equipment	-	-	(1,121)	-	(1,121)
Advances from subsidiary and parent undertakings	(184)	241	238	(295)	-
Acquisition of subsidiaries (net of cash acquired)	-	-	(3,505)	-	(3,505)
Other investments and advances	-	-	(2)	-	(2)
Deferred and contingent acquisition consideration paid	-	-	(55)	-	(55)
Net cash (outflow)/inflow from investing activities	(183)	472	(1,355)	(526)	(1,592)

Cash flows from financing activities
Proceeds from issue of shares (net)	11	-	-	-	11
Proceeds from exercise of share options	7	-	-	-	7
Advances to subsidiary and parent undertakings	(238)	-	(57)	295	-
Increase in interest-bearing loans, borrowings and finance leases	-	31	1,403	-	1,434
Net cash flow arising from derivative financial instruments	-	-	6	-	6
Treasury/own shares purchased	(792)	-	-	-	(792)
Repayment of interest-bearing loans, borrowings and finance leases	(2)	(243)	(1)	-	(246)
Dividends paid to equity holders of the Company	(521)	-	-	-	(521)
Dividends paid to non-controlling interests	-	-	(12)	-	(12)
Net cash (outflow)/inflow from financing activities	(1,535)	(212)	1,339	295	(113)

Increase in cash and cash equivalents	10	-	184	-	194

Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	401	-	1,734	-	2,135
Translation adjustment	-	-	17	-	17
Increase in cash and cash equivalents	10	-	184	-	194
Cash and cash equivalents at 31 December	411	-	1,935	-	2,346

Supplemental Condensed Consolidated Statement of Cash Flow

	Year ended 31 December 2017
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Cash flows from operating activities
Profit before tax from continuing operations	1,843	90	1,836	(1,902)	1,867
Profit before tax from discontinued operations	146	-	146	(146)	146
Profit before tax	1,989	90	1,982	(2,048)	2,013
Finance costs (net)	(2)	(7)	358	-	349
Share of subsidiaries’ profit before tax	(1,900)	(83)	-	1,983	-
Share of equity accounted investments’ profit	(65)	-	(65)	65	(65)
Profit on disposals	-	-	(59)	-	(59)
Group operating profit	22	-	2,216	-	2,238
Depreciation charge	-	-	1,006	-	1,006
Amortisation of intangible assets	-	-	66	-	66
Share-based payment (income)/expense	(1)	-	66	-	65
Other (primarily pension payments)	-	-	(186)	-	(186)
Net movement on working capital and provisions	-	(11)	(198)	-	(209)
Cash generated from operations	21	(11)	2,970	-	2,980
Interest paid (including finance leases)	-	(236)	(323)	242	(317)
Corporation tax paid	-	(29)	(445)	-	(474)
Net cash inflow/(outflow) from operating activities	21	(276)	2,202	242	2,189

Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	-	-	222	-	222
Interest received	2	242	9	(242)	11
Dividends received from equity accounted investments	-	-	31	-	31
Purchase of property, plant and equipment	-	-	(1,044)	-	(1,044)
Advances from subsidiary and parent undertakings	407	356	-	(763)	-
Acquisition of subsidiaries (net of cash acquired)	-	-	(1,841)	-	(1,841)
Other investments and advances	-	-	(11)	-	(11)
Deferred and contingent acquisition consideration paid	-	-	(53)	-	(53)
Net cash inflow/(outflow) from investing activities	409	598	(2,687)	(1,005)	(2,685)

Cash flows from financing activities
Proceeds from issue of shares (net)	42	-	-	-	42
Transactions involving non-controlling interests	-	-	(37)	-	(37)
Advances to subsidiary and parent undertakings	-	-	(763)	763	-
Increase in interest-bearing loans, borrowings and finance leases	-	6	1,004	-	1,010
Net cash flow arising from derivative financial instruments	-	11	158	-	169
Premium paid on early debt redemption	-	(18)	-	-	(18)
Treasury/own shares purchased	(3)	-	-	-	(3)
Repayment of interest-bearing loans, borrowings and finance leases	-	(321)	(22)	-	(343)
Dividends paid to equity holders of the Company	(469)	-	-	-	(469)
Dividends paid to non-controlling interests	-	-	(8)	-	(8)
Net cash (outflow)/inflow from financing activities	(430)	(322)	332	763	343

Decrease in cash and cash equivalents	-	-	(153)	-	(153)

Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	401	-	2,048	-	2,449
Translation adjustment	-	-	(161)	-	(161)
Decrease in cash and cash equivalents	-	-	(153)	-	(153)
Cash and cash equivalents at 31 December	401	-	1,734	-	2,135

Supplemental Condensed Consolidated Statement of Cash Flow

	Year ended 31 December 2016
	Guarantor €m	Issuer €m	Non-Guarantor subsidiaries €m	Eliminate and reclassify €m	CRH and subsidiaries €m
Cash flows from operating activities
Profit before tax from continuing operations	1,593	104	1,589	(1,666)	1,620
Profit before tax from discontinued operations	121	-	121	(121)	121
Profit before tax	1,714	104	1,710	(1,787)	1,741
Finance costs (net)	(2)	(9)	394	-	383
Share of subsidiaries’ profit before tax	(1,650)	(95)	-	1,745	-
Share of equity accounted investments’ profit	(42)	-	(42)	42	(42)
Profit on disposals	-	-	(55)	-	(55)
Group operating profit	20	-	2,007	-	2,027
Depreciation charge	-	-	1,009	-	1,009
Amortisation of intangible assets	-	-	71	-	71
Impairment charge	-	-	23	-	23
Share-based payment (income)/expense	(3)	-	49	-	46
Other (primarily pension payments)	-	-	(65)	-	(65)
Net movement on working capital and provisions	-	(1)	57	-	56
Cash generated from operations	17	(1)	3,151	-	3,167
Interest paid (including finance leases)	-	(266)	(355)	275	(346)
Corporation tax paid	-	(41)	(440)	-	(481)
Net cash inflow/(outflow) from operating activities	17	(308)	2,356	275	2,340

Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	-	-	283	-	283
Interest received	2	275	6	(275)	8
Dividends received from equity accounted investments	-	-	40	-	40
Purchase of property, plant and equipment	-	-	(853)	-	(853)
Advances from subsidiary and parent undertakings	287	644	-	(931)	-
Acquisition of subsidiaries (net of cash acquired)	-	-	(149)	-	(149)
Other investments and advances	-	-	(7)	-	(7)
Deferred and contingent acquisition consideration paid	-	-	(57)	-	(57)
Net cash inflow/(outflow) from investing activities	289	919	(737)	(1,206)	(735)

Cash flows from financing activities
Proceeds from issue of shares (net)	52	-	-	-	52
Advances to subsidiary and parent undertakings	-	-	(931)	931	-
Increase in interest-bearing loans, borrowings and finance leases	-	-	600	-	600
Net cash flow arising from derivative financial instruments	-	25	(30)	-	(5)
Treasury/own shares purchased	(4)	-	-	-	(4)
Repayment of interest-bearing loans, borrowings and finance leases	(9)	(636)	(1,370)	-	(2,015)
Dividends paid to equity holders of the Company	(352)	-	-	-	(352)
Dividends paid to non-controlling interests	-	-	(8)	-	(8)
Net cash (outflow)/inflow from financing activities	(313)	(611)	(1,739)	931	(1,732)

Decrease in cash and cash equivalents	(7)	-	(120)	-	(127)

Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	408	-	2,110	-	2,518
Translation adjustment	-	-	58	-	58
Decrease in cash and cash equivalents	(7)	-	(120)	-	(127)
Cash and cash equivalents at 31 December	401	-	2,048	-	2,449